Goodwill, Software And Other Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Intangible Assets by Major Class [Line Items]
Impairment losses	¥ 30,323	¥ 4,764	¥ 1,912
Amortization of intangible assets	473,247	481,043	462,649
Trademarks
Intangible Assets by Major Class [Line Items]
Acquired indefinite-lived intangible asset, amount	31,834	27,946
Computer Software
Intangible Assets by Major Class [Line Items]
Finite-lived intangible assets, average useful life, years	5 years
Rights To Use Utility Facilities
Intangible Assets by Major Class [Line Items]
Finite-lived intangible assets, average useful life, years	50 years
Other Intangibles
Intangible Assets by Major Class [Line Items]
Finite-lived intangible assets, average useful life, years	11 years
Goodwill And Other Intangible Assets
Intangible Assets by Major Class [Line Items]
Impairment losses	¥ 23,042